Deferred Revenue and Revenue Recognition (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Jul. 28, 2016	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition, Milestone Method [Line Items]
Deferred Revenue		$ 1,100
Deferred Revenue, Current		$ 538	$ 1,094
Samil Pharm. Co. Ltd [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	$ 2,100
Accrued Royalties	$ 6,000